Investment Properties Details of investment properties (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Disclosure of investment property [Line Items]
Net carrying value	₩ 371,301	$ 347,849	₩ 358,497	₩ 351,496	₩ 371,301	₩ 358,497	₩ 351,496
Reconciliation of changes in investment property [Abstract]
Beginning balance	358,497		351,496	357,550
Changes in investment property [Abstract]
Acquisition	9,872		4,428
Disposal	(458)
Depreciation	(3,902)		(3,762)	(3,806)
Transfer					2,472	6,314	₩ (2,297)
Classified to assets held for sale	(371)
Foreign currencies translation adjustments	(324)		21	49
Others	5,515
Ending balance	₩ 371,301	$ 347,849	₩ 358,497	₩ 351,496
Fair value of investment properties					396,587	382,370
Description of extent to which fair value of investment property is based on valuation by independent value	The fair value of investment property, based on the assessment that was independently performed by external appraisal agencies	The fair value of investment property, based on the assessment that was independently performed by external appraisal agencies	The fair value of investment property, based on the assessment that was independently performed by external appraisal agencies
Description of investment property of level of fair value hierarchy within which fair value measurement is categorised	The fair value of investment property is classified as level 3 on the fair value hierarchy	The fair value of investment property is classified as level 3 on the fair value hierarchy	The fair value of investment property is classified as level 3 on the fair value hierarchy
Acquisition cost
Disclosure of investment property [Line Items]
Net carrying value	₩ 404,741		₩ 387,675		404,741	387,675
Reconciliation of changes in investment property [Abstract]
Beginning balance	387,675
Changes in investment property [Abstract]
Ending balance	404,741		387,675
Accumulated depreciation
Disclosure of investment property [Line Items]
Net carrying value	(33,440)		(29,178)		₩ (33,440)	₩ (29,178)
Reconciliation of changes in investment property [Abstract]
Beginning balance	(29,178)
Changes in investment property [Abstract]
Ending balance	₩ (33,440)		₩ (29,178)